SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS [Text Block]

24. SUBSEQUENT EVENTS

On February 5, 2022, the balance of 460,000 of options issued on February 5, 2019 expired unexercised.

On February 10, 2022, the Company granted incentive stock options to purchase an aggregate of 600,000 common shares at an exercise price of C$0.70 per share vesting over a two-year period, expiring at the close of business on February 10, 2025.

On April 23, 2022, both parties to the C21 and Wallace Hill dispute (note 22) filed a Notice of Discontinuance in the Supreme Court of British Columbia and signed a mutual release to end this dispute.